Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment information
(1)	Segment information for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020
	Cellular services		Fixed-line telecommu- nication services	Security services	Commerce services	Others	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,853,274	4,467,863	1,332,363	814,250	1,186,015	21,653,765	(3,029,114)	18,624,651
Inter-segment revenue		1,557,590	1,062,187	85,846	21,399	302,092	3,029,114	(3,029,114)	—
External revenue		12,295,684	3,405,676	1,246,517	792,851	883,923	18,624,651	—	18,624,651
Depreciation and amortization		2,892,460	874,562	210,092	35,742	62,403	4,075,259	(84,176)	3,991,083
Operating profit (loss)		1,031,887	258,973	137,830	11,000	(21,299)	1,418,391	(313,757)	1,104,634
Gain relating to investments in subsidiaries, associates and joint ventures, net									1,028,403
Finance income									241,196
Finance costs									(497,193)
Profit before income tax									1,877,040

(In millions of won)
	2019
	Cellular services		Fixed-line telecommu- nication services(*1)	Security services(*1)	Commerce services(*1)	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,787,009	3,944,260	1,183,724	726,552	1,069,685	20,711,230	(2,970,514)	17,740,716
Inter-segment revenue		1,609,467	1,004,193	74,247	15,899	266,708	2,970,514	(2,970,514)	—
External revenue		12,177,542	2,940,067	1,109,477	710,653	802,977	17,740,716	—	17,740,716
Depreciation and amortization		2,828,285	792,334	193,247	35,939	63,765	3,913,570	(56,908)	3,856,662
Operating profit (loss)		963,207	144,739	153,843	1,840	(77,892)	1,185,737	(178,479)	1,007,258
Gain relating to investments in subsidiaries, associates and joint ventures, net									449,543
Finance income									142,155
Finance costs									(437,955)
Profit before income tax									1,161,001

(In millions of won)
	2018
	Cellular Services		Fixed-line telecommu- nications Services(*1)	Security Services(*1)	Commerce Services(*1)	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,961,762	3,857,074	286,089	790,818	912,776	19,808,519	(2,934,559)	16,873,960
Inter-segment revenue		1,582,865	1,034,769	1,801	62,446	252,678	2,934,559	(2,934,559)	—
External revenue		12,378,897	2,822,305	284,288	728,372	660,098	16,873,960	—	16,873,960
Depreciation and amortization		2,341,862	643,813	52,887	19,051	62,659	3,120,272	5,846	3,126,118
Operating profit (loss)		1,320,726	240,572	(7,571)	(85,041)	(240,782)	1,227,904	(394,053)	833,851
Gain relating to investments in subsidiaries, associates and joint ventures, net									3,270,912
Finance income									256,435
Finance costs									(385,232)
Profit before income tax									3,975,966

(*1)
During the year ended December 31, 2019, due to the change in the categorization of information reviewed by the chief operating decision maker in 2019, the Group reclassified SK stoa Co., Ltd. from Fixed-line telecommunication Service segment to Commerce Services segment. In addition, operating segment for Life & Security Holdings Co., Ltd. and SK Infosec Co., Ltd. was separately presented as a reportable segment (Security Services) and no longer included in Others segment. Segment information for the years ended December 31, 2018 was restated to conform to the 2019 reclassifications.

(*2)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note
5-(2).
Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Total segment operating profit (Before adjustments)	￦	1,418,391	1,185,737	1,227,904
Adjustments(*1)		(69,067)	(77,560)	(26,144)

Total segment operating profit		1,349,324	1,108,177	1,201,760

Other operating income:
Gain on disposal of property and equipment and intangible assets		35,644	8,533	38,933
Others(*2)		64,004	94,288	33,017

		99,648	102,821	71,950

Other operating expenses:
Impairment loss on property and equipment and intangible assets		(208,834)	(65,935)	(255,839)
Loss on disposal of property and equipment and intangible assets		(41,598)	(47,760)	(87,257)
Donations		(16,774)	(17,557)	(59,012)
Bad debt for accounts receivable — other		(10,559)	(5,802)	(7,718)
Others(*3)		(66,573)	(66,686)	(30,033)

		(344,338)	(203,740)	(439,859)

Consolidated operating profit from continuing operations	￦	1,104,634	1,007,258	833,851

(*1)	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.

(*2)
Others for the years ended December 31, 2020 includes ￦12 billion of gain on business transfer and others for the years ended December 31, 2019 includes ￦70 billion of gain on business transfer, respectively, various other income with inconsequential amounts.

(*3)	Others for the years ended December 31, 2020, 2019 and 2018 include ￦10.1 billion, ￦42.4 billion and ￦0.4 billion of penalties, respectively, and various other expenses with inconsequential amounts.

Summary of Disaggregation of Operating Revenue
(3)	Disaggregation of operating revenues considering the economic factors that affect the amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2020		2019	2018
Goods and services transferred at a point in time:
Cellular revenue	Goods(*1)	￦	975,247	1,142,868	1,124,143
Fixed-line telecommunication revenue	Goods		90,459	145,314	125,959
Security services revenue	Goods		136,504	79,732	12,332
Commerce services revenue	Goods		71,519	56,699	45,837
	Commerce		218,468	151,690	77,539
Other revenue	Goods		60,002	86,793	81,311
	Products		37,657	44,336	51,214
	Others(*2)		505,076	497,768	275,431

			2,094,932	2,205,200	1,793,766

Goods and services transferred over time:
Cellular revenue	Wireless service(*3)		9,801,194	9,532,377	9,770,423
	Cellular interconnection		472,215	494,267	532,156
	Other(*4)		1,047,028	1,008,030	952,175
Fixed-line telecommunication revenue	Fixed-line service		215,827	224,453	371,224
	Cellular interconnection		85,130	92,396	95,865
	Internet Protocol Television(*5)		1,623,095	1,285,831	1,171,104
	International calls		160,293	137,902	152,918
	Internet service and miscellaneous(*6)		1,230,872	1,054,171	905,235
Security services revenue	Service(*7)		1,110,013	1,029,745	271,956
Commerce services revenue	Commerce service		502,864	502,264	604,996
Other revenue	Miscellaneous(*2)		281,188	174,080	252,142

			16,529,719	15,535,516	15,080,194

		￦	18,624,651	17,740,716	16,873,960

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.

(*2)	Miscellaneous other revenue includes revenue from considerations received for the development and maintenance of system software, and digital contents platform services.

(*3)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.

(*4)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.

(*5)	IPTV service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.

(*6)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.

(*7)	Service includes revenue from rendering security services.